Royalty, Stream and Working Interests	12 Months Ended
Dec. 31, 2024
Royalty, Stream and Working Interests
Royalty, Stream and Working Interests

Note 10 - Royalty, Stream and Working Interests

(a)	Royalty, Stream and Working Interests

Royalty, stream and working interests, net of accumulated depletion and impairment losses and reversals, comprised the following:

			Impairment
		Accumulated	(losses)
As at December 31, 2024	Cost	depletion(1)	reversals(2)	Carrying value
Mining royalties	$1,818.7	$(784.4)	$—	$1,034.3
Streams	4,801.5	(3,528.2)	—	1,273.3
Energy	2,055.2	(857.4)	—	1,197.8
Advanced	389.2	(45.8)	—	343.4
Exploration	267.7	(17.7)	—	250.0
	$9,332.3	$(5,233.5)	$—	$4,098.8
1.	Accumulated depletion includes impairment losses recognized prior to the year ended December 31, 2024.
2.	Impairment (losses) reversals recognized in the year ended December 31, 2024.

			Impairments
		Accumulated	(losses)
As at December 31, 2023	Cost	depletion(1)	reversals(2)	Carrying value
Mining royalties	$1,709.7	$(761.0)	$—	$948.7
Streams	4,763.6	(2,235.4)	(1,169.2)	1,359.0
Energy	1,976.0	(825.5)	(4.1)	1,146.4
Advanced	444.5	(48.5)	—	396.0
Exploration	194.7	(17.7)	—	177.0
	$9,088.5	$(3,888.1)	$(1,173.3)	$4,027.1

1.	Accumulated depletion includes impairment losses recognized prior to the year ended December 31, 2023.
2.	Impairment (losses) reversals recognized in the year ended December 31, 2023 included the impairment related to Cobre Panama (refer to Note 28 (a)).

Changes in royalty, stream and working interests for the years ended December 31, 2024 and 2023 were as follows:

	Mining
	royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2023	$865.8	$2,447.4	$1,181.5	$371.0	$61.8	$4,927.5
Additions	37.7	250.2	22.2	99.3	110.2	519.6
Disposals	—	—	—	(3.3)	—	(3.3)
Transfers	71.3	—	—	(75.6)	4.3	—
Impairment losses	—	(1,169.2)	(4.1)	—	—	(1,173.3)
Depletion	(40.2)	(169.4)	(60.8)	(0.3)	—	(270.7)
Impact of foreign exchange	14.1	—	7.6	4.9	0.7	27.3
Balance at December 31, 2023	$948.7	$1,359.0	$1,146.4	$396.0	$177.0	$4,027.1

Balance at January 1, 2024	$948.7	$1,359.0	$1,146.4	$396.0	$177.0	$4,027.1
Additions	140.3	36.2	137.0	8.9	85.0	407.4
Disposals	(10.6)	—	—	—	—	(10.6)
Transfers	44.0	—	—	(36.2)	(7.8)	—
Depletion	(40.0)	(121.9)	(60.9)	(0.2)	—	(223.0)
Impact of foreign exchange	(48.1)	—	(24.7)	(25.1)	(4.2)	(102.1)
Balance at December 31, 2024	$1,034.3	$1,273.3	$1,197.8	$343.4	$250.0	$4,098.8

Of the total net book value as at December 31, 2024, $2,962.4 million (December 31, 2023 - $2,990.9 million) is depletable and $1,136.4 million (December 31, 2023 - $1,036.2 million) is non-depletable.

(b)	Disposals of Royalty Interests

On March 30, 2024, Fortuna exercised its option to buy-back 0.6% of the Company’s initial 1.2% NSR on the Séguéla mine for a price of $6.5 million (A$10 million).

On January 19, 2024, EMX exercised its option to acquire a portion of the Company’s effective NSR on the Caserones mine for a price of $4.7 million.

On February 22, 2023, Marathon exercised its option to buy-back 0.5% of Franco-Nevada’s initial 2.0% NSR on the Valentine Gold project by paying $7.0 million to Franco-Nevada. Franco-Nevada acquired the initial NSR on February 21, 2019 for $13.7 million (C$18.0 million). The carrying value of the NSR portion subject to the buy-back was $3.3 million (C$4.5 million). The Company recognized a gain on disposal of $3.7 million in the consolidated statement of income (loss) and comprehensive income (loss) for the year ended December 31, 2023.

(c)	Impairments of Royalty, Stream and Working Interests

Royalties, stream and working interests are reviewed for impairment if there is an indication that the carrying amount may not be recoverable. No impairment losses or reversals were recognized for the year ended December 31, 2024.

The following impairment losses were recognized in the year ended December 31, 2023:

2023
Royalty, stream and working interests, net
Cobre Panama	$1,169.2
Energy exploration assets	4.1
$1,173.3

Cobre Panama

The Company has two precious metal streams in reference to production from the Cobre Panama mine, operated by Minera Panama, S.A. (“MPSA”), a subsidiary of First Quantum Minerals Ltd. (“First Quantum”). In November 2023, Cobre Panama was placed in preservation and safe management (“P&SM”). For the year ended December 31, 2023, the Company assessed the Cobre Panama CGU for indicators of impairment. The Company carried out an impairment assessment to determine the recoverable amount of the Cobre Panama CGU. The recoverable amount, in accordance with IAS 36, was determined to be nil at December 31, 2023 and the Company recognized a full impairment loss of $1,169.2 million in the year ended December 31, 2023. This impairment was taken without prejudice to, or without attributing any specific value to, the legal remedies that may be obtained through any arbitration proceedings or otherwise.

In the event that there is a change in the facts and circumstances surrounding the halting of production at Cobre Panama, and there is a resumption of precious metal stream deliveries to Franco-Nevada, an assessment of the recoverable amount of the Cobre Panama CGU will be performed at that time, which may lead to a reversal of part or all of the impairment loss that has been recognized.

In addition, Franco-Nevada has provided notices of intent to commence international arbitration proceedings. Refer to Note 28, Contingencies, for further details.

Energy Exploration Assets

The Company was notified, pursuant to various royalty agreements, that the explorer/developer of certain of the Company’s Energy assets had abandoned tenements, concessions or ground which was subject to royalty rights held by the Company. As a result, the Company wrote-off the carrying value of the associated exploration assets to nil. For the year ended December 31, 2023, the total amount written off was $4.1 million.